Warrants - Disclosure of outstanding warrants (Details) - $ / shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Warrants [Line Items]
Warrants, beginning of period	0	1,925,666
Issued		0
Exercised	(1,565,268)	(1,925,656)	(1,672,028)
Expired		(10)
Warrants, end of period		0	1,925,666
Warrants, weighted average exercise price, beginning of period		$ 4.06
Weighted average exercise price, exercised		4.09
Weighted average exercise price, expired		3.41
Warrants, weighted average exercise price, end of period			$ 4.06
June 29, 2021 [Member]
Warrants [Line Items]
Warrants exercise price		$ 4.55
Warrants, beginning of period	0	628,571
Issued		0
Exercised		(628,571)
Expired		0
Warrants, end of period		0	628,571
September 25, 2021 [Member]
Warrants [Line Items]
Warrants exercise price		$ 3.5
Warrants, beginning of period	0	491,072
Issued		0
Exercised		(491,071)
Expired		(1)
Warrants, end of period		0	491,072
October 12, 2021 [Member]
Warrants [Line Items]
Warrants exercise price		$ 3.5
Warrants, beginning of period	0	53,571
Issued		0
Exercised		(53,571)
Expired		0
Warrants, end of period		0	53,571
March 14, 2022 [Member]
Warrants [Line Items]
Warrants exercise price		$ 4.2
Warrants, beginning of period	0	685,714
Issued		0
Exercised		(685,714)
Expired		0
Warrants, end of period		0	685,714
May 6, 2023 [Member]
Warrants [Line Items]
Warrants exercise price		$ 2.6677
Warrants, beginning of period	0	53,035
Issued		0
Exercised		(53,026)
Expired		(9)
Warrants, end of period		0	53,035
May 8, 2023 [Member]
Warrants [Line Items]
Warrants exercise price		$ 2.6677
Warrants, beginning of period	0	13,703
Issued		0
Exercised		(13,703)
Expired		0
Warrants, end of period		0	13,703